Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Balances with Related Parties
As of December 31, 2024, and December 31, 2025, balances with related parties consisted of the following:

	December 31, 2024	December 31, 2025
Assets:
Due from Castor Ships (a) – current	$1,407,506	$10,682,592
Due from Castor Ships (a) – non-current	3,504,667	2,893,839
Due from Pavimar (b) – current	1,405,049	—
Investment in Toro (c) – non-current	117,560,467	117,521,579
Due from related parties (MPC Capital) (h) - current	3,581,070	2,472,917

Liabilities:
Due to Toro (d) – current	687,500	1,069,444
Current portion of long‐term debt, related party, net (Toro) (f)	9,970,623	—
Long‐term debt, related party, net (Toro) (f)	89,921,162	—
Accrued interest (f)- current	364,205	—
Due to related parties (MPC Capital) (h) - current	$201,521	$37,162

Valuation Methodology and Significant Other Observable Inputs
As there was no observable market for the Series A Preferred Shares, these were initially recognized at $117,222,135, being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

Related Party Long-Term Debt
	Year Ended
Loan facilities	December 31, 2024	December 31, 2025
$100 million senior term loan facility	100,000,000	—
Total long-term debt, related party	$100,000,000	$—
Less: Deferred financing costs	(108,215)	—
Total long-term debt, related party, net of deferred finance costs	$99,891,785	$—

Presented:
Current portion of long-term debt, related party	$10,000,000	$—
Less: Current portion of deferred finance costs	(29,377)	—
Current portion of long-term debt, related party, net of deferred finance costs	$9,970,623	$—

Non-Current portion of long-term debt, related party	$90,000,000	$—
Less: Non-Current portion of deferred finance costs	(78,838)	—
Non-Current portion of long-term debt, related party, net of deferred finance costs	$89,921,162	$—

Revenues from Services with Related Parties
Revenues from services with related parties	Year ended December 31, 2024 (1)	Year ended December 31, 2025
MPC Container Ships ASA	$273,785	$8,017,219
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	—	900,062
MPC Energy Solutions NV	68,765	686,920
MPC Caribbean Clean Energy Limited	39,228	948,938
Other	—	211,514
Total	$381,778	$10,764,653

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.